Goodwill and Other Intangible Assets - Scheduled Amortization Charges for Intangible Assets (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 48,491
2017	42,254
2018	38,481
2019	34,351
2020	$ 31,103